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May 3, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     Rule 497(j) Certification

        Registrant:                     United of Omaha Separate Account C
        Depositor:                      United of Omaha Life Insurance Company
        Registration:                   Post-Effective Amendment to Form N-4,
                                        1933 Act Registration No. 333-51051
        Rule 485(b) Effective Date:     May 1, 2001

Dear Commissioners:

The undersigned, on behalf of the Registrant and pursuant to Rule 497(j) under the Securities Act of 1933, does hereby certify, with respect to the above-captioned Amendment, that:

1. The text of the Amendment was filed electronically with the Securities and Exchange Commission on April 23, 2001; and

2. The form of the Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497 in respect of the Amendment would not have differed from those contained in the Amendment filed electronically as described above.

IN WITNESS WHEREOF, the undersigned has executed this Certification pursuant to Rule 497(j) on May 3, 2001.

Sincerely,

/s/ Thomas J. McCusker

Thomas J. McCusker
United of Omaha Life Insurance Company
Mutual of Omaha Plaza
Omaha, NE 68175-1008
Telephone:  402-351-5845
Fax:        402-351-4444